Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality	UK mortality table 1)	UK mortality table 2)
Financial actuarial assumptions
Discount rate	2.94%	2.56%
Price inflation	3.32%	3.29%
Aegon Nederland N.V. [member]
Financial actuarial assumptions
Discount rate	1.74%	2.09%
Salary increase rate	Curve 2018	Curve 2017
Indexation	57.75% of Curve 2018	44.10% of Curve 2017
United States [member]
Demographic actuarial assumptions
Mortality	US mortality table 1)	US mortality table 2)
Financial actuarial assumptions
Discount rate		3.55%
Salary increase rate	3.85%	3.85%
Health care trend rate	7.00%	7.40%
United States [member] | Top of range [member]
Financial actuarial assumptions
Discount rate	4.22%
United States [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate	4.05%